Cover Page	May 28, 2026
Cover [Abstract]
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Entity Registrant Name	GARTNER, INC.
Entity File Number	1-14443
Entity Tax Identification Number	04-3099750
Entity Address, Address Line One	P.O. Box 10212
Entity Address, Address Line Two	56 Top Gallant Road
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902-7747
City Area Code	203
Local Phone Number	964-0096
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.0005 par value per share
Trading Symbol	IT
Security Exchange Name	NYSE
Document Period End Date	May 28, 2026
Entity Central Index Key	0000749251